Stated capital (Details)			12 Months Ended
	Oct. 14, 2021 $ / shares shares	Oct. 13, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Vote item $ / shares shares	Dec. 31, 2020 Vote item $ / shares	Nov. 30, 2019 shares
Disclosure of classes of share capital [line items]
Shares issued on exercise of options (In shares) | shares	7,940,413
Beginning Balance, Stated capital			$ 1,224,191,000	$ 1,332,075,000
Issue of equity			349,846,000	12,368,000
Ending Balance, Stated capital			$ 1,725,960,000	$ 1,430,319,000
Warrants exercised for gross cash settlement | shares						345,400,314
Number of warrants or rights outstanding | shares				658,642,396
Par value per share | $ / shares			$ 0.30
Votes per ordinary share			1
Voting rights			20
Number of limit on equity shares | item				0	0
Share capital			$ 98,346,125
Share premium			$ 5,125,138,448
Number of shares authorised | shares			1,700,000,000
Ordinary shares issued in IPO | shares	18,000,000
Share issue price | $ / shares	$ 21
Conversion ratio of old classes of ordinary shares into new class of ordinary shares	500	500
Class A shares
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares | shares			130,492,567,000	130,147,167,000
Issued on exercise of warrants (In shares) | shares				345,400,000
Reclassification of Class A and Class B shares to ordinary shares (in shares) | shares			16,558,927,000
Impact of reverse share split (in shares) | shares			(146,757,391,000)
Shares issued on IPO (In shares) | shares			18,000,000
Shares issued on exercise of options (In shares) | shares			15,717,000
Ending Balance, Number of shares | shares			327,820,000	130,492,567,000
Beginning Balance, Stated capital			$ 4,233,335,000	$ 4,220,967,000
Issued on exercise of warrants				12,368,000
Reclassification of Class A and Class B shares to ordinary shares			299,405,000
Reclassification of Class A and Class B shares to ordinary shares, net of issue costs			299,014,000
Issue of equity			378,000,000
Shares issue costs			28,154,000
Shares issued on exercise of options			342,768,000
Ending Balance, Stated capital			5,253,508,000	4,233,335,000
Beginning Balance, Stated capital net of issue costs			4,231,856,000	4,219,488,000
Ending Balance, Stated capital net of issue costs			$ 5,223,484,000	$ 4,231,856,000
Class B shares
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares | shares			16,558,927,000	16,558,927,000
Reclassification of Class A and Class B shares to ordinary shares (in shares) | shares			(16,558,927,000)
Ending Balance, Number of shares | shares				16,558,927,000
Beginning Balance, Stated capital			$ 299,405,000	$ 299,405,000
Reclassification of Class A and Class B shares to ordinary shares			(299,405,000)
Reclassification of Class A and Class B shares to ordinary shares, net of issue costs			(299,014,000)
Ending Balance, Stated capital				299,405,000
Beginning Balance, Stated capital net of issue costs			$ 299,014,000	299,014,000
Ending Balance, Stated capital net of issue costs				$ 299,014,000
Class C shares
Disclosure of classes of share capital [line items]
Voting rights | Vote				0	0
Class A and B shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0	$ 0
Voting rights | Vote				0	0